DISCONTINUED OPERATIONS - Divestiture of 2C Intra-regional business and loan facilitation related service (Details) ¥ in Thousands, $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2020 CNY (¥)	Mar. 31, 2021 CNY (¥)	Dec. 31, 2019 CNY (¥)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Impairment for net assets transferred	¥ 407,710	¥ 420,000
Total consideration				¥ 45,400	$ 7
Discontinued business | 2C intra-regional business and loan-facilitation related service
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Revenues			¥ 1,533,428
Cost of revenues			(296,347)
Gross profit			1,237,081
Sales and marketing			(1,018,483)
Research and development			(155,168)
General and administrative			(486,098)
Losses from guarantee liabilities			(168,212)
Impairment for net assets transferred	(407,709)	(420,000)
Total operating expenses	(407,709)	(420,000)	(1,827,961)
Loss from operations	(407,709)	(420,000)	(590,880)
Interest income, net			(14,355)
Other expenses, net			(4,468)
Loss from the divestiture of 2C intra-regional and loan facilitation business		(14,745)
Foreign exchange gain			534
Loss from discontinued operations before income tax expense	(407,709)	(434,745)	(609,169)
Income tax expense			(2,992)
Net (loss)/ income from discontinued operations	¥ (407,709)	(434,745)	(612,161)
Gain from the divestiture of 2B business		¥ (14,745)
Discontinued business | 2C intra-regional business and loan-facilitation related service | Transaction facilitation revenue
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Revenues			391,447
Discontinued business | 2C intra-regional business and loan-facilitation related service | Loan facilitation revenue
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Revenues			¥ 1,141,981